Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Appreciated or Depreciated (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Schedule of Appreciated or Depreciated [Line Items]
Foreign currency risk, OCI
Foreign currency risk, Variance	+/-10.0%	+/-10.0%
Foreign currency risk	-339/+414	-891/+1,090
CHF [Member]
Schedule of Appreciated or Depreciated [Line Items]
Foreign currency risk, OCI
Foreign currency risk, Variance	+/-10.0%
Foreign currency risk	-2/+2